Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of classes of share capital [table]
Balance at beginning of period	$ 112,071
Balance at end of period	$ 112,435
Preferred shares [member]
Disclosure of classes of share capital [table]
Balance at beginning of period (shares)	143,600,000	159,600,000
Issue of shares (shares)	0	0
Redemption of shares (shares)	0	0
Balance at end of period (shares)	143,600,000	159,600,000
Balance at beginning of period	$ 5,600	$ 5,200
Issue of shares	0	0
Redemption of shares	0	0
Balance at end of period	$ 5,600	$ 5,200
Other equity instruments [member]
Disclosure of classes of share capital [table]
Balance at beginning of period (shares)	5,000,000.0	5,000,000.0
Balance at end of period (shares)	148,600,000	164,600,000
Balance at beginning of period	$ 5,653	$ 5,653
Balance at end of period	$ 10,853	$ 11,253